Consolidated Statement of Profit or Loss - USD ($)		2 Months Ended	12 Months Ended
	Jan. 01, 2023	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shipping income
Revenue (Note 4)			$ 940,246,000	$ 1,235,127,000	$ 854,669,000
Gains on disposal of vessels/other tangible assets (Note 8)			635,019,000	372,444,000	96,160,000
Other operating income (Note 4)			50,660,000	23,316,000	15,141,000
Total shipping income			1,625,925,000	1,630,887,000	965,970,000
Operating expenses
Raw materials and consumables			(3,735,000)	0	0
Voyage expenses and commissions (Note 5)			(174,310,000)	(142,090,000)	(175,187,000)
Vessel operating expenses (Note 5)			(199,646,000)	(231,033,000)	(216,094,000)
Charter hire expenses			(138,000)	(4,500,000)	(5,769,000)
Loss on disposal of vessels/other tangible assets (Note 8)			(2,000)	0	(347,000)
Depreciation tangible assets (Note 8)			(163,148,000)	(219,428,000)	(221,576,000)
Amortisation intangible assets (Note 9)			(2,881,000)	(1,612,000)	(1,021,000)
Impairment losses			(1,847,000)	0	0
General and administrative expenses (Note 5)			(77,766,000)	(62,532,000)	(51,702,000)
Total operating expenses			(623,473,000)	(661,195,000)	(671,696,000)
RESULT FROM OPERATING ACTIVITIES			1,002,452,000	969,692,000	294,274,000
Finance income (Note 6)			38,689,000	67,168,000	27,140,000
Finance expenses (Note 6)			(169,339,000)	(171,897,000)	(133,009,000)
Net finance expenses			(130,650,000)	(104,729,000)	(105,869,000)
Share of profit (loss) of equity accounted investees (net of income tax) (Note 27)			920,000	(927,000)	17,650,000
PROFIT (LOSS) BEFORE INCOME TAX			872,722,000	864,036,000	206,055,000
Income tax benefit (expense) (Note 7)			(1,893,000)	(6,009,000)	(2,804,000)
Profit (loss) for the period			870,829,138	858,026,940	203,251,347
Attributable to:
Owners of the company			$ 870,829,000	$ 858,027,000	$ 203,251,000
Basic earnings per share (in dollars per share)			$ 4.44	$ 4.25	$ 1.01
Diluted earnings per share (in dollars per share)			$ 4.44	$ 4.25	$ 1.01
Weighted average number of shares (basic) (in shares)	201,783,532	202,233,997	196,041,579	201,901,743	201,747,963	201,677,981
Weighted average number of shares (diluted) (in shares)			196,041,579	201,901,743	201,994,217